Natural and environmental resources - Accounting for suspended exploratory wells (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Natural and environmental resources [Line Items]
Number of projects exceeding 1 year	8	11	—
Projects under 1 year of suspension	86	76
Between 1 and 3 years
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	86	76
Up to 1 year
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	21	21	230